SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) - Goodvision AI Inc [Member]	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025
IncomeTaxesLineItem [Line Items]
Federal income tax at statutory rate	21.00%	21.00%	21.00%	21.00%
State income taxes, net of federal benefit	6.98%	6.98%	6.98%	6.98%
Permanent differences
State apportionment and annual rate differential		(5.68%)		(5.68%)
Change in valuation allowance	(27.98%)		(27.98%)
Effective income tax rate	0.00%	22.30%	0.00%	22.30%	(22.30%)